Filed pursuant to Rule 497(a)
Registration No. 333-289793
Rule 482ad
GUID: Blue Owl Technology Fina Min. $200m 6.5% 2029 Tap +250#
By Brian Smith, Ying Luthra and Bloomberg Automation
(Bloomberg) -- Expected to price today.
•Min. $200m Tap of OTF 6.5% 10/15/29 +250#
oIPT +275 area
oCoupon: 6.500000
•Issuer: Blue Owl Technology Finance Corp (OTF)
•Ratings: Baa3/BBB-/BBB-
•Format: SEC registered, global, senior unsecured
•CoC 100, 1-month par call, MWC
•UOP: Pay down existing indebtedness, including the Revolving Credit Facility
•Settlement: Aug. 20, 2026 (T+3)
•Denoms: 2k x 1k
•ISIN: US095924AD81
•CUSIP: 095924AD8
•Bookrunners: ING, Mizuho, RBCCM, SOCGEN, SMBC
•Information from person familiar with the matter who asked not to be identified
See Bloomberg Intelligence Primer
See all preliminary issues: PREL <GO>
To contact the reporters on this story:
Brian Smith in New York at bsmith373@bloomberg.net;
Ying Luthra in New York at yluthra3@bloomberg.net
This story was produced with the assistance of Bloomberg Automation.